Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000202340
Average Annual Return [Line Items]
Average Annual Return, Percent	9.42%	4.73%	6.54%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.62%	4.50%	6.52%